SHAREHOLDERS' EQUITY (Summary of Restricted Stock Unit Activity) (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of shares upon exercise
Outstanding at beginning of year	531,570	359,404
Granted	612,173	531,570
Vested	(326,026)	(152,460)
Forfeited	(165,183)	(146,388)
Outstanding at end of year	592,126	531,570
Weighted average share price
Outstanding at beginning of year	$ 6.53	$ 10.95
Granted	5.00	4.59
Vested	6.48	10.08
Forfeited	6.04	6.85
Outstanding at end of year	$ 6.04	$ 6.53